UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR S

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-06062

THE THAI CAPITAL FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (201) 915-3054

DATE OF FISCAL YEAR END:  December 31

DATE OF REPORTING PERIOD:  June 30, 2012

Item 1.  Reports to Stockholders.

General Information (unaudited)

The Fund

The Thai Capital Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company.  The Fund seeks long-term capital appreciation through investment primarily in equity securities of Thai companies.  The Fund's investments in Thailand are made through a wholly-owned Investment Plan established under an agreement between SCB Asset Management Co., Ltd. (the "Manager"), the Fund's investment manager, and the Fund.  The Fund's investments through the Investment Plan are managed by the Manager.

Stockholder Information

The Fund's shares are listed on the NYSE MKT LLC ("NYSE MKT"), formerly the NYSE Amex.  The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE MKT, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges.

The Fund's NYSE MKT trading symbol is "TF".  The Fund's daily net asset value ("NAV") is available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020.  Also, the Fund's website includes press releases, a monthly market review and a list of the Fund's top ten industries and holdings.  The Fund has also placed its Fund governance documents on its website under the section titled "Corporate Governance", which includes the Fund's proxy voting policies and procedures, its code of ethics and its audit committee charter.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund's Manager to determine how to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling collect (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at www.sec.gov.  Information regarding how the Manager votes these proxies is now available by calling the same number and is available on the Commission's website.  The Fund has filed with the Commission its report on Form N-PX covering the Fund's proxy voting record for the 12-month period ended June 30, 2012.

Quarterly Portfolio of Investments

A Portfolio of Investments is filed with the Commission as of the end of the first and third quarters of each fiscal year on Form N-Q and is available on the Commission's website at www.sec.gov and the Fund's website at www.daiwast.com.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.  The quarterly Portfolio of Investments are available without charge, upon request, by calling (201) 915-3054.

Inquiries

All general inquiries and requests for information should be directed to the Fund at (201) 915-3054.  All written inquiries should be directed to the Fund at the following address:

The Thai Capital Fund, Inc.
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, NJ 07302-3051

For specific information about your registered share account, please contact American Stock Transfer & Trust Company (the "Plan Agent") at the address shown below.

Certifications

The Fund's principal executive officer has certified to the NYSE MKT that, as of June 4, 2012, he was not aware of any violation by the Fund of applicable NYSE MKT corporate governance listing standards.  The Fund also has included the certifications of the Fund's principal executive officer and principal financial officer as required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund's Form N-CSR filed with the Commission for the period of this report.

Dividend Reinvestment and Cash Purchase Plan

A Dividend Reinvestment and Cash Purchase Plan (the "Plan") is available to provide stockholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares.  The Plan also allows you to make optional semi-annual cash investments in Fund shares through the Plan Agent.  A brochure fully describing the Plan's terms and conditions is available on the Fund's website at www.daiwast.com and from the Plan Agent at the following address:

The Thai Capital Fund, Inc.
c/o American Stock Transfer & Trust Company
Operations Center
6201 15th Avenue
Brooklyn, NY 11219
Telephone:  (866) 669-9905; (718) 921-8124
www.amstock.com

The Thai Capital Fund, Inc.

Shareholder Letter (unaudited)

July 6, 2012

Dear Shareholders:

The management of The Thai Capital Fund, Inc. (the "Fund") would like to take this opportunity to update its shareholders about the Thai stock market and the Fund's performance for the six months ended June 30, 2012.

Thai Stock Market Overview

For the first half of 2012, the Stock Exchange of Thailand ("SET") Index increased 146.79 points or 14.32% to close at 1172.11, with daily average turnover of Baht 29.6 billion.  Foreign investors posted net buying of Baht 64.1 billion.

In January, the Thai stock market performed outstandingly as external factors were supportive for risk assets.  U.S. economic figures generally surprised on the upside during the month, notably those related to the U.S. labor market.  More importantly, stress in European bond and money markets eased after the three-year Long-term Refinancing Operations ("LTRO") program from the European Central Bank ("ECB") was effective in boosting liquidity in the banking system.  Strength in the energy sector and to a lesser extent the telecom sector drove the SET Index, while Thai banks underperformed the market due to uncertainty about Financial Institutions Development Fund ("FIDF") fees to be charged.

The market continued its bullish pattern in February, as foreign investors were in on the 'risk-on' mode and poured liquidity into Asian, including Thai, bourses.  The high confidence that Greece would escape a disorderly default and the signs of ample liquidity from both the ECB and the U.S. Federal Reserve Bank were major reasons for the increased risk appetite.  The energy sector led the pack after tensions between Western countries and Iran drove oil price to a high level during the month.

Thai stocks remained on an upward trend in March, as the favorable result of the Greek Private Sector Involvement ("PSI") bond swap, the second LTRO and the overall resilience of U.S. economic data.  Because investors had a cautious view on bonds and commodities they swapped into stocks.  Domestic plays like banks, telecom and property led the rally, while energy was down slightly for the month.

The market was much more volatile in April, but still managed to generate a positive return given the strong buying during the final week of the month.  Early in April, disappointing U.S. economic data and increased concerns about China's economic growth pulled the SET Index down to test near the psychological level of 1,150.  However, U.S. economic conditions appeared to regain momentum in the middle of the month and most of the first quarter 2012 earnings results beat market expectations.  The market recovered strongly and closed at a new high post 1997 crisis.

The market experienced a drastic correction in May as European political and economic risks pressured global risky assets.  The most influential factor was Greece, which had a political deadlock after a coalition government could not be formed following the general election on May 6.  In addition, pressure on Spanish financial markets also mounted as its bond yields rose near the level seen before the issuance of LTRO in the fourth quarter of 2011.  As a result, foreign investors took profits on Thai stocks, alongside the weakening Thai Baht.

In June, the Thai market moved up moderately as investors reacted positively to Greek election results, which reduced the risk for a Greek euro exit.  Later on, the announcement of the banking bailout of EUR100 billion for Spain and the agreement on European Union summit to leverage the European Financial Stability Facility ("EFSF") and the European Stability Mechanism ("ESM") also drove risk assets notably in the last week of the month.  Political factors in Thailand also turned more stable after the Thai parliament withdrew sensitive issues, i.e., the reconciliation bill and charter revamp, from the parliament's consideration.

Thai Stock Market Outlook

The SET Index is expected to rebound in early July in response to more concrete action taken at the EU summit than anticipated.  Also brightening sentiment is the expectation that the ECB will cut its policy rate by 25 basis points at its July 5 meeting to inject liquidity and indirectly stimulate the EU economy.  The release of China's second quarter 2012 GDP growth, scheduled for mid-July, if below the 7.9% consensus expected, would sour market sentiment and heighten concerns of a hard landing in 2012.  This might, however, encourage the People's Bank of China ("PBOC") to launch more economic stimulus measures.  In addition, another potential positive external factor may come from Japan, where the Bank of Japan may inject more liquidity to the system to prevent deflation.  On the other hand, risk factors still remain with the uncertainty of the debt crisis situation in EU and the economic uncertainty in the U.S. and China, which could be surprisingly weak and weigh down sentiment.

In Thailand, May-June economic numbers are expected to be positive as there were no long holidays and thus the manufacturing and service sectors should be at full output after the flooding.  At the same time, there may be greater speculative action before the second quarter 2012 earnings announcements, led by the banking sector on July 20.  The banking sector is expected to continue its positive earnings momentum, with the anticipation for interim dividends as another positive catalyst.  On the other hand, falling crude oil prices are expected to result in inventory losses for most energy and petrochemical stocks, and thus lead to earnings downgrade revisions.

Due to the expected volatile market and the SET Index is approaching the 1,200 level, the Fund will start to reduce some positions to lock in profits.  The Fund will start buying back when the SET Index retreats from the current level.  Sectors that the Fund prefers are still domestic-related sectors.  However, cyclical-related sectors, such as the energy sector, may receive some benefit from liquidity injections by the EU and U.S. Thus, the energy sector may be a good sector for short-term trading purpose.

In terms of valuation based on Bloomberg forecasted earnings-per-share ("EPS") growth of 17.1% for 2012 (as of June 29, 2012), the Thai stock market is trading on price-to-earnings ("PER") for 2012 of 12.21x, price-to-book value ("P/BV") of 1.99x and with a dividend yield of 3.67%.  Compared to five-year historical average of PER of 14.46x, P/BV of 2.06x and dividend yield of 3.78%, the Thai market is cheaper in terms of PER and P/BV, but expensive in terms of dividend yield.

Performance Evaluation

As of June 30, 2012, the Fund had net assets of US$40.9 million, equivalent to a net asset value ("NAV") per share of US$11.48.  Of this amount, equity securities accounted for 91.77%; the remainder was in cash and bank deposits.

For the first half of 2012, the SET Index was up 14.32% in Thai Baht terms and the portfolio return was 16.06%, outperforming the benchmark by 1.74%.  For the six months ended June 30, 2012, in U.S. dollar terms, the NAV return was 14.12% and the SET Index was up 13.83%.

Portfolio Management

Effective June 22, 2011, Mr. Suchai Sutapak and Ms. Charupatra Tonglongya became the Fund's portfolio managers.  SCB Asset Management Co., Ltd. has employed Mr. Sutapak and Ms. Tonglongya since June 6, 2011.  Mr. Sutapak previously was employed at Kasikorn Asset Management Co., Ltd. and Bualuang Securities Co., Ltd. as a Senior Fund Manager and has 16 years of experience as an analyst and portfolio manager.  Ms. Tonglongya previously was employed at Kasikorn Asset Management Co., Ltd. as a Senior Vice President and has 21 years of experience as an analyst and portfolio manager.

Finally, the Fund's management would like to express its sincere thanks to all shareholders for their continued support and participation.

Sincerely yours,

/s/  Martin J. Gruber
Martin J. Gruber
Chairman of the Board

The Thai Capital Fund, Inc.

Consolidated Portfolio of Investments

June 30, 2012 (unaudited)

COMMON STOCKS—91.77%

Shares		Value	Shares		Value
Banks—20.01%			Construction—5.46%
457,000	Bangkok Bank Public Co., Ltd.	$2,754,104	195,600	Dynasty Ceramic Public Co., Ltd.	$315,470
437,100	Bank of Ayudhya Public Co., Ltd.	405,787	193,000	The Siam Cement Public Co., Ltd.	1,919,286
452,300	Kasikornbank Public Co., Ltd.	2,305,881	Energy—18.34%		2,234,756
2,948,800	Krung Thai Bank Public Co., Ltd.	1,494,055	27,800	Banpu Public Co., Ltd.	391,939
1,012,800	Tisco Financial Group Public Co., Ltd.	1,227,099	343,000	PTT Exploration and Production Public Co., Ltd.	1,813,421
		8,186,926	404,400	PTT Public Co., Ltd.	4,110,636
Commerce—9.14%			656,400	Thai Oil Public Co., Ltd.	1,187,768
357,000	Berli Jucker Public Co., Ltd.	452,199			7,503,764
10,900	Big C Supercenter Public Co., Ltd.	73,064	Food & Beverage—7.72%
1,603,000	CP ALL Public Co., Ltd.	1,790,842	1,681,300	Charoen Pokphand Foods Public Co., Ltd.	2,037,048
1,094,400	Home Product Center Public Co., Ltd.	433,952	579,150	Minor International Public Co., Ltd.	255,161
107,900	Robinson Department Store Public Co., Ltd.	210,527	382,640	Thai Union Frozen Products Public Co., Ltd.	863,988
69,600	Siam Makro Public Co., Ltd.	779,748	Health Care Services—0.54%		3,156,197
Communication—11.25%		3,740,332	71,700	Bangkok Dusit Medical Services Public Co., Ltd.	219,998
642,700	Advanced Info Service Public Co., Ltd.	3,731,642	Media & Publishing—0.99%
374,000	Total Access Communication Public Co., Ltd.	870,961	254,000	BEC World Public Co., Ltd.	403,664
		4,602,603

See accompanying notes to consolidated financial statements.

The Thai Capital Fund, Inc.

Consolidated Portfolio of Investments (concluded)

June 30, 2012 (concluded)

COMMON STOCKS (concluded)

Shares		Value	Shares		Value
Petrochemicals—7.21%			Transportation—1.82%
1,354,800	Indorama Ventures Public Co., Ltd.	$1,172,474	214,000	Airports of Thailand Public Co., Ltd.	$402,390
1,018,462	PTT Global Chemical Public Co., Ltd.	1,778,825	3,190,900	Asia Aviation Public Co., Ltd.*	341,419
		2,951,299			743,809
Property Development—9.29%			Total Common Stocks (Cost—$37,713,376)		37,542,432
1,247,800	Amata Corporation Public Co., Ltd.	612,583	TIME DEPOSITS—0.54%
1,103,000	Asian Property Development Public Co., Ltd.	251,657	Principal Amount (000)		Value
364,900	Central Pattana Public Co., Ltd.	533,976	U.S. DOLLAR TIME DEPOSIT—0.54%
6,788,700	Hemaraj Land and Development Public Co., Ltd.	645,192	$219	JPMorgan Chase Bank, 0.05%, due 7/2/12 (Cost—$219,011)	219,011
869,800	L.P.N. Development Public Co., Ltd.	470,807	Total Investments—92.31% (Cost—$37,932,387)		37,761,443
841,700	Land and Houses Public Co., Ltd.	206,608	Other assets less liabilities—7.69%		3,145,907
1,504,800	SinoThai Engineering & Construction Public Co., Ltd.	677,189	NET ASSETS (Applicable to 3,564,814 shares of capital stock outstanding;
745,300	Supalai Public Co., Ltd.	401,072	equivalent to $11.48 per share) 100.00%		$40,907,350
		3,799,084
			_____________________ * Non-income producing security.

See accompanying notes to consolidated financial statements.

The Thai Capital Fund, Inc.

EQUITY CLASSIFICATIONS HELD June 30, 2012 (unaudited)		TEN LARGEST EQUITY POSITIONS HELD June 30, 2012 (unaudited)
Industry	Percent of Net Assets	Issue	Percent of Net Assets

Banks	20.01%	PTT Public Co., Ltd.	10.05%
Energy Communication	18.34 11.25	Advanced Info Service Public Co., Ltd.	9.12
Property Development	9.29	Bangkok Bank Public Co., Ltd.	6.73
Commerce	9.14	Kasikornbank Public Co., Ltd.	5.64
Food & Beverage Petrochemicals	7.72 7.21	Charoen Pokphand Foods Public Co., Ltd.	4.98
Construction	5.46	The Siam Cement Public Co., Ltd.	4.69
Transportation Media & Publishing	1.82 0.99	PTT Exploration and Production Public Co., Ltd.	4.43
Health Care Services	0.54	CP ALL Public Co., Ltd.	4.38
		PTT Global Chemical Public Co., Ltd.	4.35
		Krung Thai Bank Public Co., Ltd.	3.65

See accompanying notes to consolidated financial statements.

The Thai Capital Fund, Inc.

Consolidated Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets
Investment in securities, at value (cost—$37,932,387)	$37,761,443
Cash denominated in foreign currency (cost—$3,443,282)	3,441,891
Interest receivable	485
Prepaid expenses	17,763
Total assets	41,221,582
Liabilities
Accrued Thai tax provision	188,627
Payable for management fees	23,118
Audit and tax services	47,922
Accrued expenses and other liabilities	54,565
Total liabilities	314,232
Net Assets	$40,907,350
Net Assets consist of:
Capital stock, $0.01 par value per share; total 100,000,000 shares authorized; 3,564,814 shares issued and outstanding	$35,648
Paid-in capital in excess of par value	39,508,304
Undistributed net investment income	293,490
Undistributed net realized gain on investments and foreign currency transactions	976,780
Net unrealized appreciation on investments and other assets and liabilities denominated in foreign currency	93,128
Net assets applicable to shares outstanding	$40,907,350
Net Asset Value Per Share	$11.48

See accompanying notes to consolidated financial statements.

The Thai Capital Fund, Inc.

Consolidated Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

Investment income:
Dividends	$770,570
Interest	5,984
Total investment income	776,554

Expenses:
Investment management fee	121,680
Legal fees and expenses	91,561
Administration fee and expenses	89,881
Audit and tax services	44,008
Thai withholding tax	28,142
Reports and notices to stockholders	23,869
Directors' fees and expenses	23,869
Custodian fees and expenses	23,737
Marketing expense	9,891
Transfer agency fee and expenses	6,365
Insurance expense	2,829
Other	30,713
Total expenses before expense waivers	496,545
Less waiver of:
Administration fee	(25,000)
Net expenses	471,545
Net investment income	305,009

Realized and unrealized gains from investment activities and foreign currency transactions:
Net realized gains on investments, net of $140,615 Thai tax provision	1,126,189
Net realized losses on foreign currency transactions	(51,501)
Net change in unrealized appreciation (depreciation) on equity investments	3,669,784
Net change in unrealized appreciation (depreciation) on short-term investments and other assets and liabilities denominated in foreign currency	12,696
Net realized and unrealized gains from investment activities and foreign currency transactions	4,757,168

Net increase in net assets resulting from operations	$5,062,177

See accompanying notes to consolidated financial statements.

The Thai Capital Fund, Inc.

Consolidated Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Increase (decrease) in net assets from operations:
Net investment income	$305,009	$754,573
Net realized gain (loss) on:
Investments	1,126,189	(63,934)
Foreign currency transactions	(51,501)	(140,309)
Net change in unrealized appreciation (depreciation) on:
Investments in equity securities	3,669,784	(7,805,019)
Translation of short-term investments and other assets and liabilities denominated in foreign currency	12,696	(16,586)
Net increase(decrease) in net assets resulting from operations	5,062,177	(7,271,275)
Dividends and distributions to shareholders from:
Net realized gains from investment and foreign currency transactions	—	(8,980,989)
Net investment income	—	(309,689)
Total dividends and distributions to shareholders	—	(9,290,678)
From capital stock transactions:
Sale of capital stock resulting from reinvestment of dividends	—	1,158,975
Net increase(decrease)in net assets	5,062,177	(15,402,978)
Net assets:
Beginning of period	35,845,173	51,248,151
End of period (including undistributed net investment income and accumulated net investment loss of $293,490 and $11,519, respectively)	$40,907,350	$35,845,173

See accompanying notes to consolidated financial statements.

The Thai Capital Fund, Inc.

Notes to Consolidated Financial Statements

Organization and Significant Accounting Policies

The Thai Capital Fund, Inc. (the "Fund") was incorporated in Maryland on March 14, 1990 and commenced operations on May 30, 1990.  It is registered with the U.S. Securities and Exchange Commission as a nondiversified, closed-end management investment company.

The Fund makes its investments in Thailand through a wholly-owned Investment Plan pursuant to a contract with SCB Asset Management Co., Ltd. (the "Manager"), the Fund's investment manager.  The accompanying financial statements are prepared on a consolidated basis and present the financial position and results of operations of the Investment Plan and the Fund.

The Investment Plan has a 25-year duration through May 17, 2015 (subject to earlier termination) unless continuance thereof is approved by the Bank of Thailand.  In addition, the Investment Plan will expire in 2015, unless continuance is approved by Thailand's Securities and Exchange Commission ("Thai SEC"), which is unlikely.  Upon expiration or revocation of Thai SEC approval of the Investment Plan prior to that date, the Investment Plan will be required to liquidate.  In the event of liquidation of the Investment Plan, the Fund's Board of Directors will consider, among other things, whether to liquidate the Fund, operate the Fund as a direct foreign investor (if then permitted under Thai law) or take other appropriate action.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.  Such policies are consistently followed by the Fund in the preparation of its financial statements.  The preparation of its financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements.  Actual reported results could differ from those estimates.

Valuation of Investments—The Fund determines net asset value ("NAV") based on valuations made as of 5:00 p.m.  Bangkok time, on each day the NAV is calculated.  Securities listed on the Stock Exchange of Thailand for which market quotations are readily available are valued at the last sales price prior to the time of determination, or, if there were no sales on such date, at the mean between the last current bid and ask prices.  Securities that are traded over-the-counter, if bid and ask quotations are available, are valued at the mean between the current bid and ask prices.  In instances where quotations are not readily available or where the price determined is deemed not to represent fair market value, fair value is determined in good faith in such manner as the Board of Directors (the "Board") may prescribe.  Short-term investments having a maturity of sixty days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment.  All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.

Fair Value Measurements—In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1—Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2—Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3—Inputs that are unobservable.

The Thai Capital Fund, Inc.

Notes to Consolidated Financial Statements (continued)

A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Manager.  The Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$37,761,443
Level 2—Other Significant Observable Inputs	—
Level 3— Significant Unobservable Inputs	—
Total	$37,761,443

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of June 30, 2012 is presented.  No transfers between Level 1 or Level 2 fair value measurements occurred for the six months ended June 30, 2012.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments ("POI").  Please refer to the POI for industry classifications of the portfolio holdings.

Tax Status—The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies.  Accordingly, no provision for U.S. federal income taxes is required.  As of June 30, 2012, the Fund did not have any unrecognized tax benefits.  As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.  The Fund's federal tax returns for the current and prior three fiscal years remain subject to examination by the Internal Revenue Service.

The Fund provides for Thai taxation based upon its understanding of the application of Thai tax law to the Investment Plan.  Thai Baht remittances from the Investment Plan to the Fund during the term of the Investment Plan are subject to a Thai withholding tax of 10% and such remittances are required by Thai law to be derived only from the Investment Plan's net income and net realized gains on the sale of securities.  Remittances for the payment of expenses (other than Thai withholding tax) are not subject to a Thai withholding tax.  The Fund records a provision for such taxes based upon the Investment Plan's overall net increase in net assets resulting from operations determined by reference to the Baht.  The amount of Thai withholding taxes ultimately paid could be different from the amounts accrued depending on various factors, including whether unrealized gains are ultimately realized, the timing of the realization of gains, shareholder distribution reinvestment rates and the effect of exchange rates, and the difference could be material.

The Thai Capital Fund, Inc.

Notes to Consolidated Financial Statements (continued)

Dividends and Distributions to Stockholders—The Fund records dividends and distributions payable to its stockholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These book basis/tax basis ("book/tax") differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Foreign Currency Translation—The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currency are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.  The resulting exchange gains and losses are included in the Statement of Operations.  The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.

Investment Transactions and Investment Income—Securities transactions are recorded on the trade date (the date upon which the order to buy or sell is executed).  Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.  Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions.  Interest income is recorded on an accrual basis.

Investment Manager

The Manager acts as the investment manager of the Investment Plan pursuant to the Investment Contract, as amended.  The Manager makes the investment management decisions relating to the Fund's assets held through the Investment Plan.  For its management services, the Manager receives a fee, which accrues weekly and is payable monthly in Baht, at an annual rate of 0.60% of the Investment Plan's average weekly net assets.  For the six months ended June 30, 2012 the Manager earned $121,680 in management fees.  At June 30, 2012, the Fund owed the Manager $23,118.  In addition, as permitted by the Investment Contract, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund.  For the six months ended June 30, 2012, no such expenses were paid to the Manager.

Administrator and Custodian and Other Related Parties

Daiwa Securities Trust Company ("DSTC"), provides certain administrative services to the Fund.  For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum annual fee of $150,000.  DSTC has voluntarily decreased its minimum annual administration fee to $100,000 for the year ended December 31, 2012.  In addition, as permitted by the Administration Agreement, the Fund reimburses DSTC for its out-of-pocket expenses related to the Fund.  During the six months ended June 30, 2012, expenses of $4,381 were paid to DSTC, representing reimbursement to the DSTC of costs relating to the attendance by its employees at meetings of the Fund's Board.

The Board has also approved the payment of the administrative compliance expense for the Fund in the amount of $21,000 per annum to DSTC, for services provided by DSTC staff in implementing the Fund's compliance management system and the Fund's compliance review program.  This amount is included in the administration fee in the Fund's Statement of Operations.

DSTC also acts as custodian for the Fund's U.S. assets.  As compensation for its services as custodian, DSTC receives a monthly fee of 0.10% of the average weekly net assets of the Fund representing U.S. assets and reimbursement of out-of-pocket expenses, with a minimum annual fee of $5,000.  During the six months ended June 30, 2012, DSTC earned $2,895, as compensation for its custodial services to the Fund.

The Thai Capital Fund, Inc.

Notes to Consolidated Financial Statements (continued)

At June 30, 2012, the Fund owed $8,333, $1,750 and $483 to DSTC for administration, compliance and custodian fees, respectively, which are included in accrued expenses and other liabilities on the Statement of Assets and Liabilities.

Bangkok Bank Public Company Ltd. is the custodian for the Fund's Thai assets.  As compensation for its services as custodian, Bangkok Bank receives a monthly fee of 1/52 of 0.10% of the value of the weekly net assets of the Investment Plan and reimbursement of out-of-pocket expenses.  For the year ended December 31, 2011, Bangkok Bank earned $34,605 as compensation for custodial services to the Fund.  At December 31, 2011, the Fund owed to Bangkok Bank $11,395 for custody fees and expenses.

The Fund incurred $83,760 for the six months ended June 30, 2012 for legal services in conjunction with the Fund's ongoing operations provided by the Fund's law firm, Clifford Chance US LLP, to which the Fund's Assistant Secretary is a consultant.

Investments in Securities and Federal Income Tax Matters

During the six months ended June 30, 2012, the Fund made purchases of $20,007,937 and sales of $22,194,148 of investment securities, excluding short-term investments.  The aggregate cost of investments at June 30, 2012 for U.S. federal income tax purposes was $37,723,593, excluding short-term investments.  At June 30, 2012, net unrealized depreciation excluding short-term securities, aggregated $181,161 of which $2,772,213 related to appreciated securities and $2,953,374 related to depreciated securities.

Concentration of Risk

The Fund's investments in Thailand involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future economic and political developments and the level of government supervision and regulation of securities markets.

The currency transactions of the Fund and the Investment Plan are subject to Thai foreign exchange control regulations.  Remittances from the Investment Plan require the approval of the Exchange Control Officer of the Bank of Thailand.  There can be no assurance that approval of remittances from the Investment Plan will be granted in a timely fashion or at all.

Capital Stock

There are 100,000,000 shares of $0.01 par value common stock authorized.  Of the 3,564,814 shares outstanding at June 30, 2012, Daiwa Capital Markets America Holdings Inc., a lead underwriter of the Fund and an affiliate of DSTC, owned no shares.  As of June 30, 2012, based on publicly available Schedule 13D and 13G disclosures filed with the Securities and Exchange Commission, Bulldog Investors/SMP held 17.2% of the shares outstanding, Royal Bank of Scotland Group PLC held 5.7% of the shares outstanding, Credit Suisse AG held 5.6% of the shares outstanding and First Wilshire Securities held 5.2% of the shares outstanding.

Recent Accounting Development

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No.  2011-04, "Fair Value Measurements and Disclosures (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04").  ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

The Thai Capital Fund, Inc.

Notes to Consolidated Financial Statements (concluded)

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.  Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively.  The Fund is currently assessing the impact of this guidance on its financial statements.

Subsequent Event

Management has evaluated subsequent transactions and events after the balance sheet date through the date on which these financial statements were issued and, except as already included in the notes to the financial statements, has determined that no additional items require disclosure.

DSTC informed the Board on May 17, 2012 that it would be discontinuing its administration and custodian businesses and therefore will be terminating its agreements with the Fund.  Effective on or around September 30, 2012 the Board has appointed Aberdeen Asset Management Inc. as the new administrator and State Street Bank and Trust Company as the new custodian.

The Thai Capital Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding during each period is presented below:

	For the Six Months Ended June 30, 2012 (unaudited)		For the Years Ended December 31,
			2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.06		$14.89	$11.62	$7.32	$13.27	$10.11
Net investment income	0.09	*	0.21 (a)	0.26 *	0.13 *	0.14 *	0.17 *
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.33	*	(2.29)*	6.20 *	4.34 *	(6.01)	3.19 *
Net increase (decrease) in net asset value resulting from operations	1.42		(2.08)	6.46	4.47	(5.87)	3.36
Less: dividends and distributions to shareholders
Net investment income	—		(0.09)	(0.06)	(0.17)	(0.08)	(0.20)
Net realized gains on investments and foreign currency transactions	—		(2.61)	(3.05)	—	—	—
Total dividends and distributions to shareholders	—		(2.70)	(3.11)	—	—	—
Dilutive effect of dividend reinvestment	—		(0.05)	(0.08)	—	—	—
Net asset value, end of period	$11.48		$10.06	$14.89	$11.62	$7.32	$13.27
Per share market value, end of period	$11.04		$8.60	$13.63	$9.83	$6.71	$13.59
Total investment return:
Based on market price at beginning and end of period, assuming reinvestment of dividends	28.37%		(18.70)%	69.70%	49.11%	(50.00)%	23.09%
Based on net asset value at beginning and end of period, assuming reinvestment of dividends	14.12%		(12.95)%	56.83%	61.57%	(44.14)%	33.27%

The Thai Capital Fund, Inc.

Financial Highlights (continued)

	For the Six Months Ended June 30, 2012 (unaudited)		For the Years Ended December 31,
Ratios and supplemental data:			2011	2010	2009	2008	2007
Net assets, end of period (in millions)	$40.9		$35.8	$51.2	$36.9	$23.2	$42.0
Ratios to average net assets of:
Expenses, before waivers of Administration and Advisory fees and including Thai taxes applicable to net investment income	2.44	%**	2.30%	2.65%	3.12%	3.19%	2.74%
Expenses, before waivers of Administration and Advisory fees and excluding Thai taxes applicable to net investment income	2.30	%**	2.30%	2.44%	2.93%	3.11%	2.57%
Expenses, after waivers of Administration and Advisory fees and including Thai taxes applicable to net investment income	2.32	%**	1.99%	2.14%	2.55%	2.65%	2.20%
Expenses, after waivers of Administration and Advisory fees and excluding Thai taxes applicable to net investment income	2.18	%**	1.99%	1.94%	2.36%	2.57%	2.04%
Net investment income	1.50	%**	1.78%	1.82%	1.44%	1.21%	1.45%
Portfolio turnover	51.27%		199.06%	244.77%	70.92%	80.06%	90.30%

____________________________
*	After Thai taxes applicable to net investment income and/or net realized and unrealized gains (losses).
(a)	Calculated based on average shares outstanding.
(b)
Total investment return based on market value is calculated assuming that shares of the Fund's common stock were purchased at the closing market price as of the beginning of the year, dividends, capital gains and other distributions were reinvested as provided for in the Fund's dividend reinvestment plan and then sold at the closing market price per share on the last day of the period.  The computation does not reflect any sales commission investors may incur in purchasing or selling shares of the Fund.  The total investment return based on the net asset value is similarily computed except that the Fund's net asset value is substituted for the closing market value.

**	Annualized.

The Thai Capital Fund, Inc.

Results of Annual Meeting of Stockholders (unaudited)

At the adjourned Annual Meeting of Stockholders of the Fund held on July 2, 2012 the following matters were voted upon.

Proposal 1: Election of one Class III Director to the Board of Directors of the Fund to serve until the 2015 Annual Meeting of Stockholders and until his successor is duly elected and qualifies.

	Number of Shares/Votes
Class III	Voted For	Proxy Authority Withheld
Richard J. Herring	2,665,956	42,305

In addition to the Director re-elected at the Meeting, Martin J. Gruber, David G. Harmer and Rahn K. Porter were the other members of the Board who continued to serve as Directors of the Fund.

Proposal 2:  To liquidate and dissolve the Fund pursuant to the Plan of Liquidation and Dissolution adopted by the Board of Directors of the Fund, which requires the affirmative vote of the holders of at least 66 2/3% of the outstanding shares of capital stock of the Fund entitled to vote, did not receive the necessary votes to pass.

	Number of Shares/Votes
Voted For	Voted Against	Votes Abstain
1,804,569	114,870	6,573

An Important Notice Concerning Our Privacy Policy

This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others.  In this Privacy Notice, the terms "we," "our" and "us" refer to the Fund.  The term "you" in this Privacy Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).

In order to provide you with services, we collect certain non-public information about you.  We obtain this personal information from the following sources:

•	Applications and other forms you submit to us.

•	Dealings and transactions with us or others.

We do not disclose any non-public personal information about you to anyone, except as permitted by law.

For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials.  These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.

We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information.  Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to our stockholders.

BOARD OF DIRECTORS Martin J. Gruber, Chairman David G. Harmer Richard J. Herring Rahn K. Porter
OFFICERS John J. O'Keefe Vice President, Treasurer and Secretary Anthony Cambria Chief Compliance Officer Leonard B. Mackey, Jr. Assistant Secretary
ADDRESS OF THE FUND c/o Daiwa Securities Trust Company One Evertrust Plaza, 9th Floor Jersey City, NJ 07302-3051	Semi-Annual Report June 30, 2012
INVESTMENT MANAGER
SCB Asset Management Co., Ltd.
ADMINISTRATOR
Daiwa Securities Trust Company
CUSTODIANS
Bangkok Bank Public Company, Ltd.
     (Thai Custodian)
Daiwa Securities Trust Company
     (U.S. Custodian)
TRANSFER AGENT AND REGISTRAR
American Stock Transfer & Trust Company
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices.
This report is sent to stockholders of the Fund for their information.  It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
The financial information included herein is taken from the records of the Fund without examination by the Independent Public Accounting Firm which does not express an opinion thereon.

Item 2.  Code of Ethics.

Not applicable for this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for this semi-annual report.

Item 6.  Investments.

A schedule of investments is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases of equity securities made by the registrant or any "affiliated purchasers" during the period of this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

Not applicable for this semi-annual report.

(a)(2)	Certifications required by Rule 30a2(a) of the Investment Company Act of 1940, as amended

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002.

(c)	Proxy Voting Guidelines for the registrant and its adviser.

Not applicable for this semi-annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By /s/ John J. O'Keefe
John J. O'Keefe, Principal Financial Officer

Date:  August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John J. O'Keefe
John J. O'Keefe, Principal Financial Officer

Date:  August 29, 2012

By /s/ Anthony Cambria
Anthony Cambria, Principal Executive Officer

Date:  August 29, 2012

EXHIBIT (a)(2)

CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, John J. O'Keefe, certify that:

1.	I have reviewed this report on Form N-CSR of The Thai Capital Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 29, 2012

By /s/ John J. O'Keefe
John J. O'Keefe, Principal Financial Officer

CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Anthony Cambria, certify that:

1.	I have reviewed this report on Form N-CSR of The Thai Capital Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 29, 2012

By /s/ Anthony Cambria
Anthony Cambria, Principal Executive Officer

CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Principal Financial Officer of The Thai Capital Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended June 30, 2012 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.  Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	Such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Date: August 29, 2012

By /s/ John J. O'Keefe
John J. O'Keefe, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.  Section 1350 and is not being filed as part of the report or as a separate disclosure document.

CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Principal Executive Officer of The Thai Capital Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended June 30, 2012 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.  Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	Such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Date: August 29, 2012

By /s/ Anthony Cambria
Anthony Cambria, Principal Executive Officer

This certification is being furnished solely pursuant to 18 U.S.C.  Section 1350 and is not being filed as part of the report or as a separate disclosure document.